CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 77.0%
	ALTERNATIVE - 10.1%
174,151	JPMorgan Hedged Equity 2 Fund, Class I	$ 3,185,224
169,061	JPMorgan Hedged Equity 3 Fund, Class I	3,220,616
97,698	JPMorgan Hedged Equity Fund, Class I	3,189,824
		9,595,664
	FIXED INCOME - 66.9%
2,228,022	American Beacon SiM High Yield Opportunities Fund, Class Y	20,809,726
2,255,360	BrandywineGlobal High Yield Fund, Class I	23,230,213
1,530,142	PIMCO Preferred and Capital Security Fund, Institutional Class	14,368,036
609,915	Virtus Seix Floating Rate High Income Fund, Class I	4,793,933
		63,201,908

	TOTAL OPEN END FUNDS (Cost $71,810,648)	72,797,572

	SHORT-TERM INVESTMENT — 23.2%
	MONEY MARKET FUND - 23.2%
21,956,246	Federated Hermes Government Obligations Fund, Institutional Class, 4.73% (Cost $21,956,246)(a)	21,956,246

	TOTAL INVESTMENTS - 100.2% (Cost $93,766,894)	$ 94,753,818
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(224,879)
	NET ASSETS - 100.0%	$ 94,528,939

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.